Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	$ 55,295	$ 65,781
Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	55,295	65,781
Due within 1 year | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	0
Due after 1 year but within 2 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	0
Due after 2 year but within 3 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	28,984	0
Due after 3 year but within 4 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	36,950
Due after 4 year but within 5 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	0	0
Due after 5 years | Mortgage bond
Schedule of Mortgage Fnance Bonds [Line Items]
Total mortgage bonds	$ 26,311	$ 28,831